Expense Example - Class K - BLACKROCK ADVANTAGE GLOBAL FUND, INC. - Class K	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	$ 1,290